Digital Assets – Restricted - Narrative (Details)	Jun. 30, 2026 HKD ($)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 HKD ($)
Crypto Asset, Activity [Line Items]
Digital assets – restricted	$ 0	$ 0	$ 140,283,000
Bitcoin Cash
Crypto Asset, Activity [Line Items]
Digital assets – restricted	$ 0	$ 0	$ 140,283,000